UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811- 23419

Leader Funds Trust

315 W. Mill Plain Blvd., Suite 204

Vancouver, WA 98660

(Address of Principal Executive Offices)

Capitol Services, Inc.

1675 South State Street, Suite B

Dover, DE 19901

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

Registrant's telephone number, including area code: (800) 711-9164

Date of fiscal year end: 7/31/2024

Date of reporting period: 7/31/2024

Item 1. Reports to Stockholders.

Leader Funds Trust Leader Capital Short Term High Yield Bond Fund Investor Class - LCCMX

Annual Shareholder Report

July 31, 2024

This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Investor Class Shares, for the year ended July 31, 2024, as well as certain changes to the Fund. You can find additional information at www.leadercapital.com or (800)-711-9164.

How did the Fund perform over the past 10 years?
Annual Performance***
	1 Year	5 Year	10 Year
Leader Capital Short Term High Yield Bond Fund - Investor Class	15.98%	3.12%	1.31%
ICE BofA 1-3 Year US Corporate & Government Index**	5.72%	1.51%	1.49%

For the above performance graph and table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Key Fund Statistics
(as of July 31, 2024)
Fund Size (Millions)	$102,489,184
Number of Holdings	64
Annual Portfolio Turnover	225.68%
Total Advisory Fee	$335,410
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$210	1.94%
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the ICE BofA 1-3 Year US Corporate & Government Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• As the Fund's investment advisor our process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
New York Community Bancorp, Inc. 8.378%
Marathon CLO XIII, LTD.
Wellfleet CLO 2017-3, LTD.
Vibrant CLO IX, LTD.
BlueMountain CLO 2015-4, LTD.

Top 5 Detractors
VTB Bank PJSC Via Eurasia DAC
UKRAIN 1.75 02/01/2029
B Riley Financial, Inc. 5.25%
B Riley Financial, Inc. 6.00%
Wind River 2016-1K CLO, LTD.

What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
New York Community Bancorp, Inc.	4.62%
First American Government Obligations Fund, Class X	4.46%
Parallel 2021-1 LTD.	3.78%
Invesco CLO 2022-1A, LTD.	3.49%
BlueMountain CLO XXIX, LTD.	3.23%
Empower CLO 2022-1, LTD.	2.97%
Mountain View CLO XV, LTD.	2.94%
Gulf Stream Meridian 2021-4, LTD.	2.94%
Octagon Investment Partners XXI, LTD.	2.91%
Wellfleet CLO 2022-1 LTD.	2.90%
Sector Breakdown (% of net assets)

How has the Fund Changed?

There were no material fund changes during the year ended July 31, 2024.

Householding

Additional information is available on the Fund's website, www.leadercapital.com, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800)-711-9164.

*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
**	ICE BofA 1-3 Year US Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
***

Performance shown in this annual report to shareholders is calculated based on the net asset value of the Leader Capital Short Term High Yield Bond Fund at year-end, which was adjusted subsequent to year-end due to adjustments made to the prices of certain portfolio holdings of the Leader Capital Short Term High Yield Bond Fund held as of February 22, 2022 through the year-end. See Note 13 to the Notes to the Financial Statements.

Leader Funds Trust Leader Capital Short Term High Yield Bond Fund Institutional Class - LCCIX

Annual Shareholder Report

July 31, 2024

This annual shareholder report contains important information about the Leader Capital Short Term High Yield Bond Fund, Institutional Class Shares, for the year ended July 31, 2024, as well as certain changes to the Fund. You can find additional information at www.leadercapital.com or (800)-711-9164.

How did the Fund perform over the past 10 years?
Annual Performance***
	1 Year	5 Year	10 Year
Leader Capital Short Term High Yield Bond Fund - Institutional Class	14.74%	3.26%	1.62%
ICE BofA 1-3 Year US Corporate & Government Index**	5.72%	1.51%	1.49%

For the above performance graph and table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Key Fund Statistics
(as of July 31, 2024)
Fund Size (Millions)	$102,489,184
Number of Holdings	64
Annual Portfolio Turnover	225.68%
Total Advisory Fee	$335,410
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$147	1.37%
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the ICE BofA 1-3 Year US Corporate & Government Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• As the Fund's investment advisor our process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
New York Community Bancorp, Inc.
Marathon CLO XIII, LTD.
Wellfleet CLO 2017-3, LTD.
Vibrant CLO IX, LTD.
BlueMountain CLO 2015-4, LTD.

Top 5 Detractors
VTB Bank PJSC Via Eurasia DAC
UKRAIN 1.75 02/01/2029
B Riley Financial, Inc. 5.25
B Riley Financial, Inc. 6.00
Wind River 2016-1K CLO, LTD.

What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
New York Community Bancorp, Inc.	4.62%
First American Government Obligations Fund, Class X	4.46%
Parallel 2021-1 LTD.	3.78%
Invesco CLO 2022-1A, LTD.	3.49%
BlueMountain CLO XXIX, LTD.	3.23%
Empower CLO 2022-1, LTD.	2.97%
Mountain View CLO XV, LTD.	2.94%
Gulf Stream Meridian 2021-4, LTD.	2.94%
Octagon Investment Partners XXI, LTD.	2.91%
Wellfleet CLO 2022-1 LTD.	2.90%
Sector Breakdown (% of net assets)

How has the Fund Changed?

There were no material fund changes during the year ended July 31, 2024.

Householding

Additional information is available on the Fund's website, www.leadercapital.com, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800)-711-9164.

*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
**	ICE BofA 1-3 Year US Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade U.S. Government and corporate bond debt issued in the U.S. domestic bond market with maturities ranging between 1 and 3 years. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.
***

Performance shown in this annual report to shareholders is calculated based on the net asset value of the Leader Capital Short Term High Yield Bond Fund at year-end, which was adjusted subsequent to year-end due to adjustments made to the prices of certain portfolio holdings of the Leader Capital Short Term High Yield Bond Fund held as of February 22, 2022 through the year-end. See Note 13 to the Notes to the Financial Statements.

Leader Funds Trust Leader Capital High Quality Income Fund Investor Class - LCTRX

Annual Shareholder Report

July 31, 2024

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Investor Class Shares, for the year ended July 31, 2024, as well as certain changes to the Fund. You can find additional information at www.leadercapital.com or (800)-711-9164.

How did the Fund perform over the past 10 years?
Annual Performance
	1 Year	5 Year	10 Year
Leader Capital High Quality Income Fund - Investor Class	7.47%	5.43%	2.83%
Bloomberg U.S. Aggregate Bond Index**	5.10%	0.19%	1.61%

For the above performance graph and table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Key Fund Statistics
(as of July 31, 2024)
Fund Size (Millions)	$849,255,359
Number of Holdings	165
Annual Portfolio Turnover	112.95%
Total Advisory Fee	$3,651,240
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$140	1.35%
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• The manager's investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
BlackRock Baker CLO 2021-8A, LTD.
LCM XXV 2018-26, LTD.
Sound Point CLO IV-R, LTD.
Nassau 2018-II CLO, LTD
LCM XVIII 2015-18R, LTD.

Top 5 Detractors
BBCMS 2018-TALL Mortgage Trust
Trinitas CLO XXII, LTD.
HONO 2021-LULU Mortgage Trust
PGA National Resort Commerical Mortgage Trust
Octagon Investment Partners XLVII, LTD.

What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.26%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%
Sector Breakdown (% of net assets)

How has the Fund Changed?

There were no material fund changes during the year ended July 31, 2024.

Householding

Additional information is available on the Fund's website, www.leadercapital.com, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800)-711-9164.

*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
**	Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Leader Funds Trust Leader Capital High Quality Income Fund Institutional Class - LCTIX

Annual Shareholder Report

July 31, 2024

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Institutional Class Shares, for the year ended July 31, 2024, as well as certain changes to the Fund. You can find additional information at www.leadercapital.com or (800)-711-9164.

How did the Fund perform over the past 10 years?
Annual Performance
	1 Year	5 Year	10 Year
Leader Capital High Quality Income Fund - Institutional Class	7.81%	6.09%	3.33%
Bloomberg U.S. Aggregate Bond Index**	5.10%	0.19%	1.61%

For the above performance graph and table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Key Fund Statistics
(as of July 31, 2024)
Fund Size (Millions)	$849,255,359
Number of Holdings	165
Annual Portfolio Turnover	112.95%
Total Advisory Fee	$3,651,240
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Institutional Class	$101	0.97%
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• The manager's investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
BlackRock Baker CLO 2021-8A, LTD.
LCM XXV 2018-26, LTD.
Sound Point CLO IV-R, LTD.
Nassau 2018-II CLO, LTD
LCM XVIII 2015-18R, LTD.

Top 5 Detractors
BBCMS 2018-TALL Mortgage Trust
Trinitas CLO XXII, LTD.
HONO 2021-LULU Mortgage Trust
PGA National Resort Commerical Mortgage Trust
Octagon Investment Partners XLVII, LTD.

What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.27%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%
Sector Breakdown (% of net assets)

How has the Fund Changed?

There were no material fund changes during the year ended July 31, 2024.

Householding

Additional information is available on the Fund's website, www.leadercapital.com, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800)-711-9164.

*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
**	Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Leader Funds Trust Leader Capital High Quality Income Fund Class A - LCATX

Annual Shareholder Report

July 31, 2024

This annual shareholder report contains important information about the Leader Capital High Quality Income Fund, Class A Shares, for the year ended July 31, 2024, as well as certain changes to the Fund. You can find additional information at www.leadercapital.com or (800)-711-9164.

How did the Fund perform over the past 10 years?
Annual Performance
	1 Year	Since Inception (06/21/2023)
Leader Capital High Quality Income Fund - Class A	11.57%	15.05%
Leader Capital High Quality Income Fund - Class A excl. sales charge	11.37%	14.69%
Bloomberg U.S. Aggregate Bond Index**	5.10%	4.20%

For the above performance graph and table: Past performance does not guarantee future results. These do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares. Figures do reflect deduction of sales charges, if applicable, and assume reinvestment of dividends and capital gains. Performance shown, includes, if applicable, the effect of fee waivers and/or expense reimbursements.

Key Fund Statistics
(as of July 31, 2024)
Fund Size (Millions)	$849,255,359
Number of Holdings	165
Annual Portfolio Turnover	112.95%
Total Advisory Fee	$3,651,240
What were the Fund costs for the past year?
(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 Investment*	Costs paid as a percentage of a $10,000 investment
Class A	$125	1.18%
How did the Fund perform last year and what affected its performance?

• The Fund outperformed the Bloomberg U.S. Aggregate Bond Index for the year ended July 31, 2024. The outperformance was primarily driven by the continued tightening of credit spreads and the strategic decision to maintain a low duartion in the Fund's portfolio in response to rising interest rates.

• The Fund's fixed income strategies were centered around balancing risk and reward, with current market conditions favoring the short end of the yield curve.

• The manager's investment process is both robust and straightforward, utilizing a top-down and bottom-up approach. Rather than attempting to predict the market, we allow the market itself to guide our actions. Additionally, we apply a technical analysis framework, incorporating indicators such as the 50-day, 100-day, and 200-day moving averages, RSI, MACD, and Bollinger Bands to inform our decisions.

A key contributor to the strong performance in the Fund was it's position in Floating Rate Collateralized Loan Obligations (CLOs). See top contributors and detractors below:

Top 5 Contributors
BlackRock Baker CLO 2021-8A, LTD.
LCM XXV 2018-26, LTD.
Sound Point CLO IV-R, LTD.
Nassau 2018-II CLO, LTD
LCM XVIII 2015-18R, LTD.

Top 5 Detractors
BBCMS 2018-TALL Mortgage Trust
Trinitas CLO XXII, LTD.
HONO 2021-LULU Mortgage Trust
PGA National Resort Commerical Mortgage Trust
Octagon Investment Partners XLVII, LTD.

What did the Fund invest in?
(as of July 31, 2024)
Top Ten Holdings
First American Government Obligations Fund, Class X	11.42%
United States Treasury Strip Principal	4.50%
NGC CLO 2024-1A, LTD.	2.84%
Leader Capital Short Term High Yield Bond Fund, Institutional Class	2.27%
PGA National Resort Commerical Mortgage Trust	2.16%
OFSI Fund 2024-13A CLO, LTD.	2.14%
Golub Capital Partners CLO, LTD.	1.80%
Ocean Trails CLO XV, LTD.	1.78%
Invesco U.S. CLO 2023-4, LTD.	1.61%
Blackrock Shasta CLO XIII, LTD.	1.47%
Sector Breakdown (% of net assets)

How has the Fund Changed?

There were no material fund changes during the year ended July 31, 2024.

Householding

Additional information is available on the Fund's website, www.leadercapital.com, including its:

  prospectus

  financial information

  holdings

  proxy voting information

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800)-711-9164.

*	Expenses paid during period are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period.
**	Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market . One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant,

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted Registrant’ website.

(f)	A copy of the code of ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Martin Kehoe is audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Kehoe is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2024 - $25,600

2023 - $14,000*

2023 - $24,000

(b)	Audit Related Fees

2024 – None

2023 – None*

2023 – None

(c)	Tax Fees

2024 - $4,400

2023 - $2,000*

2023 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2024 – None

2023 – None*

2023 – None

*	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre- approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2) Percentage of Services Approved by the Audit Committee

2024
Audit Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2024 - None

2023 – None*

2023 – None

*	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	N/A

(j)	N/A

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Investments.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Leader Capital Short Term High Yield Bond Fund

Investor Class – LCCMX
Institutional Class – LCCIX

Leader Capital High Quality Income Fund

Investor Class – LCTRX
Institutional Class – LCTIX
Class A – LCATX

Annual Report

July 31, 2024

1-800-711-9164
www.leadercapital.com

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS

July 31, 2024

Shares		Fair Value
	COMMON STOCK — 1.5%
	FINANCIALS — 1.5%
150,000	New York Community Bancorp, Inc.	$1,578,000

	TOTAL COMMON STOCK — (Cost $1,727,628)	1,578,000

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 2.2%
	ASSET MANAGEMENT — 1.0%
27	Eaton Vance Senior Floating Rate Trust (a)(b)(c)(d)	3.688	Perpetual	621,000
18	Eaton Vance Senior Floating Rate Trust (a)(b)(c)(d)	3.768	Perpetual	414,000
				1,035,000
	INSTITUTIONAL FINANCIAL SERVICES — 1.2%
18,818	B Riley Financial, Inc. (c)(d)	5.250	Perpetual	281,141
54,941	B Riley Financial, Inc. (c)(d)	6.000	Perpetual	959,270
				1,240,411
	TOTAL PREFERRED STOCK — (Cost $2,394,289)			2,275,411

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.4%
	COLLATERALIZED LOAN OBLIGATIONS — 88.4%
1,000,000	1828 CLO, LTD. (e)(f)	2016-R	Class DR	12.153	10/15/2031	996,232
1,000,000	Allegro CLO VI, LTD. (e)(f)	2018-6	Class E	11.097	1/17/2031	996,737
2,500,000	Allegro CLO X, LTD. (e)(f)	2019-1A	Class E	12.424	4/20/2032	2,427,342
700,000	Ares CLO XLVIII, LTD. (e)(f)	2018-48	Class E	10.744	7/20/2030	700,503
1,000,000	Bain Capital Credit CLO 2019-4, LTD. (e)(f)	2019-4A	Class ER	13.273	4/23/2035	990,432
1,275,000	Battalion CLO XV, LTD. (e)(f)	2020-15A	Class E	11.897	1/18/2033	1,211,285
2,500,000	Battalion CLO XXII, LTD. (e)(f)	2021-22A	Class E	12.494	1/22/2035	2,282,044
1,000,000	BlueMountain CLO 2015-4, LTD. (e)(f)	2015-4R	Class ER	11.494	4/22/2030	982,501
1,000,000	BlueMountain CLO 2018-2, LTD. (e)(f)	2018-2	Class E	11.634	8/15/2031	934,525
3,390,000	BlueMountain CLO XXIX, LTD. (e)(f)	2020-29A	Class ER	12.406	7/25/2034	3,313,615
2,000,000	CQS US CLO 2022-2, LTD. (e)(f)	2022-2	Class E-1	12.132	7/21/2031	1,802,495
1,450,000	Canyon Capital CLO 2014-1, LTD. (e)(f)	2014-1R	Class DR	11.017	1/30/2031	1,359,445
2,500,000	Canyon CLO 2018-1, LTD. (e)(f)	2018-1A	Class E	11.313	7/15/2031	2,476,098
2,000,000	Carlyle Global Market Strategies CLO 2015-5A, Ltd. (e)(f)	2015-5A	Class DR	12.244	1/20/2032	2,004,968
1,000,000	Columbia Cent CLO 31, LTD. (e)(f)	2021-31A	Class E	12.094	4/20/2034	929,345
2,500,000	Columbia Cent CLO 33, LTD. (e)(f)	2024-33A	Class E	12.486	4/20/2037	2,487,284
2,000,000	Dryden 40 Senior Loan Fund (e)(f)	2015-40A	Class ER	11.334	8/15/2031	1,842,497
500,000	Dryden 37 Senior Loan Fund (e)(f)	015-37R	Class ER	10.713	1/15/2031	458,418

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.4% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 88.4% (Continued)
1,650,000	Dryden CLO 60, LTD. (e)(f)	2018-60A	Class E	11.163	7/15/2031	$1,609,160
2,000,000	Dryden 68 CLO, LTD. (e)(f)	2019-68A	Class ER	12.313	7/15/2035	1,911,910
3,000,000	Empower CLO 2022-1, LTD. (e)(f)	2022-1A	Class E	13.875	10/20/2034	3,040,519
2,000,000	Fortress Credit BSL XIII, LTD. (e)(f)	2021-2A	Class E	12.454	7/20/2034	2,016,361
2,000,000	Gallatin CLO VIII 2017-1, LTD. (e)(f)	2017-1	Class ER	12.483	7/15/2031	1,887,050
3,000,000	Gulf Stream Meridian 2021-4, LTD. (e)(f)	2021-4A	Class D	11.913	7/17/2034	3,009,016
1,000,000	HPS Loan Management 2021-16A, LTD. (e)(f)	2021-16A	Class E	12.045	1/23/2035	1,000,031
3,700,000	Invesco CLO 2022-1A, LTD. (e)(f)	2022-1A	Class E	11.582	4/20/2035	3,576,289
2,000,000	Jefferson Mill CLO, LTD. (e)(f)	2015-R	Class ER	11.994	10/20/2031	1,932,506
2,000,000	KKR CLO 17, LTD. (e)(f)	2017	Class ER	12.980	4/17/2034	1,987,982
1,000,000	LCM XXII, LTD. (e)(f)	2018-22R	Class DR	11.044	10/20/2028	875,433
500,000	LCM XXVII, LTD. (e)(f)	2018-27	Class E	11.148	7/16/2031	444,517
1,000,000	LCM XXXVII CLO, LTD. (e)(f)	2022-37A	Class E	12.931	4/17/2034	982,153
1,858,000	Marathon CLO XIII, LTD. (e)(f)	2019-1	Class A	12.543	4/15/2032	1,664,755
1,004,000	Marble Point CLO XXII, LTD. (e)(f)	2021-2	Class E	12.936	7/25/2034	958,619
2,000,000	Mountain View Funding CLO 2019-1A, LTD. (e)(f)	2019-1A	Class ER	12.923	10/15/2034	1,904,924
3,000,000	Mountain View CLO XV, LTD. (e)(f)	2019-2A	Class ER	13.371	7/15/2037	3,014,714
3,000,000	Octagon Investment Partners XXI, LTD. (e)(f)	2014-21R2	Class DRR	12.584	2/14/2031	2,985,148
2,000,000	Orion CLO 2024-3, LTD. (e)(f)	2024-3A	Class E	11.370	7/27/2037	2,021,430
1,000,000	OZLM VI, LTD. (e)(f)	2018-6	Class DS	11.597	4/17/2031	957,498
4,000,000	Parallel 2021-1 LTD. (e)(f)	2021-1A	Class E	12.033	7/15/2034	3,869,872
1,000,000	Park Avenue Institutional Advisers CLO 2022-1, LTD. (e)(f)	2022-1A	Class D	12.572	4/20/2035	994,273
1,000,000	RRAM 2019-6A, LTD. (e)(f)	2019-6A	Class DR	11.413	4/15/2036	1,003,052
1,000,000	Sound Point CLO XXI, LTD. (e)(f)	2018-21	Class D	11.331	10/27/2031	712,924
2,000,000	Sound Point CLO XXV, LTD. (e)(f)	2019-25R	Class ER	12.535	4/25/2033	1,756,741
500,000	Symphony CLO XVI, LTD. (e)(f)	2015-16R	Class ER	11.663	10/15/2031	463,750
1,750,000	Trinitas CLO XI, LTD. (e)(f)	2019-11A	Class ER	11.503	7/17/2034	1,721,368
1,000,000	Vibrant CLO IX, LTD. (e)(f)	2018-9A	Class D	11.394	7/21/2031	950,433
500,000	Voya CLO 2019-2, LTD. (e)(f)	2019-2A	Class E	12.144	7/20/2032	505,640
2,000,000	Voya CLO 2020-1, LTD. (e)(f)	2020-1A	Class ER	11.898	7/17/2034	1,987,257
1,500,000	Wellfleet CLO X, LTD. (e)(f)	2019-XA	Class D-R	12.154	7/20/2032	1,365,968
1,500,000	Wind River 2016-1K CLO, LTD. (e)(f)	2016-1K	Class ER	12.913	10/16/2034	1,338,300
2,000,000	Wind River 2017-1 CLO, LTD. (e)(f)	2017-1A	Class ER	12.601	4/18/2036	1,948,657
1,000,000	Wellfleet CLO 2017-3, LTD. (e)(f)	2017-3A	Class D	11.097	1/17/2031	935,213
1,150,000	Wellfleet CLO 2018-1, LTD. (e)(f)	2018-1A	Class E	11.047	7/17/2031	1,084,605
1,100,000	Wind River 2018-2 CLO, LTD. (e)(f)	2018-2	Class E	11.313	7/15/2030	1,054,214

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 88.4% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 88.4% (Continued)
3,000,000	Wellfleet CLO 2022-1 LTD. (e)(f)	2022-1A	Class E	13.161	4/17/2034	$2,977,155
						90,645,203
	TOTAL ASSET BACKED SECURITIES — (Cost $88,237,942)					90,645,203

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.6%
	FINANCIALS — 4.6%
5,250,000	New York Community Bancorp, Inc. (f)		8.378	11/6/28	4,730,851
2,000,000	VTB Bank PJSC Via Eurasia DAC (a)(b)(d)(e)(g)(j)(k)	H15T10Y + 8.067%	14.840	Perpetual	—
					4,730,851
	TOTAL CORPORATE BONDS — (Cost $6,558,014)				4,730,851

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.4%
	SOVEREIGN — 0.4%
1,000,000	Ukraine Government International Bond (a)(b)(g)(h)	7.750	9/1/2024	375,000

	TOTAL NON U.S. GOVERNMENT & AGENCIES — (Cost $1,000,000)			375,000

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund
SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Shares		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMESTS — 4.5%
	MONEY MARKET FUNDS — 4.5%
4,567,258	First American Government Obligations Fund, Class X (i)	5.224	$4,567,258

	TOTAL SHORT TERM INVESTMESTS — (Cost $4,567,258)		4,567,258

	TOTAL INVESTMENTS — 101.6% — (Cost $104,485,131)		104,171,723
	LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(1,682,539)
	NET ASSETS — 100.0%		$102,489,184

LTD - Limited Company

PJSC - Public Joint-Stock Company

DAC - Designated Activity Company

H15T10Y - U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

(a)	The Liquidity Administrator has determined that these securities are illiquid. As of July 31, 2024, these securities amounted to $1,410,000 or 1.4% of net assets.

(b)

The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees. See Notes 2 and 13 to the Notes to the Financial Statements.

(c)	Rate shown represents the dividend rate as of July 31, 2024.

(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, the total market value of 144A securities is $90,645,203 or 88.4% of net assets.

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	Variable rate security; the rate shown represents the rate as of July 31, 2024.

(h)	Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until February 2024.

(i)	Rate disclosed is the seven day effective yield as of July 31, 2024.

(j)	Non-income producing security.

(k)	See Note 13.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS

July 31, 2024

Shares		Fair Value
	PREFERRED STOCK — 0.0%
	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%
6,504,248	Boxabl, Inc. (a)(b)(c)(d)	$—

	TOTAL PREFERRED STOCK — (Cost $411,068)	—

	AFFILIATED INVESTMENT COMPANIES — 2.3%
	OPEN-END MUTUAL FUNDS — 2.3%
2,393,626	Leader Capital Short Term High Yield Bond Fund, Institutional Class	19,292,628

	TOTAL AFFILIATED INVESTMENT COMPANIES — (Cost $20,016,675)	19,292,628

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 86.5%
	COLLATERALIZED LOAN OBLIGATIONS — 79.8%
6,000,000	Alantic Avenue CLO 2024-2A, LTD. (d)(e)	2024-2A	Class C	8.401	4/20/37	6,072,467
1,500,000	AMMC CLO 26, LTD. (d)(e)	2023-26	Class B-1	7.751	4/15/36	1,509,056
1,000,000	AMMC CLO 26, LTD. (d)(e)	2023-26	Class C	8.701	4/15/36	1,012,054
2,000,000	Ares LIII CLO, LTD. (d)(e)	2019-53A	Class C	8.195	4/24/31	2,002,981
3,700,000	Ares LXX CLO, LTD. (d)(e)	2023-70A	Class B-1	7.685	10/25/35	3,733,498
6,000,000	Ares LXX CLO, LTD. (d)(e)	2023-70A	Class C	8.185	10/25/35	6,098,685
500,000	Ares XXXIIR CLO, LTD. (d)(e)	2018-32R	Class B	7.384	5/15/30	500,141
4,000,000	Athena CLO 2024-3A, LTD. (d)(e)	2024-3A	Class B	8.078	4/20/36	3,999,356
6,000,000	Athena CLO 2024-3A, LTD. (d)(e)	2024-3A	Class C	8.828	4/20/36	5,998,812
6,000,000	Atlantic Avenue 2023-1A, LTD. (d)(e)	2023-1A	Class C	8.932	10/20/36	6,120,276
5,640,000	Atlas Senior Loan Fund XVII, LTD. (d)(e)	2021-17A	Class C	7.894	10/20/34	5,646,996
2,250,000	Atlas Senior Loan Fund XXI, LTD. (d)(e)	2023-21A	Class C	9.482	7/20/35	2,295,201
4,000,000	Atrium CLO 2017-13, LTD. (d)(e)	2017-13	Class C	7.345	11/21/30	4,006,928
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (d)(e)	2023-4	Class B	7.782	10/21/36	2,017,925
2,000,000	Bain Capital Credit CLO 2023-4, LTD. (d)(e)	2023-4	Class C	8.182	10/21/36	2,032,605
2,000,000	Ballyrock CLO 25, LTD. (d)(e)	2023-25A	Class B	8.085	1/25/36	2,008,203
2,000,000	Battalion CLO 2021-19, LTD. (d)(e)	2021-19	Class B	7.163	4/17/34	2,004,204
1,000,000	Battalion CLO X 2016-10R2, LTD. (d)(e)	2016-10R2	Class B-R2	7.595	1/24/35	997,956
1,000,000	Beechwood Park CLO 2019-1R. LTD. (d)(e)	2019-1R	Class B-2A-R	7.036	1/17/35	1,004,400
2,000,000	Benefit Street Partners CLO VIII, LTD. (d)(e)	2015-8R	Class B-R	7.394	1/20/31	2,002,207
3,000,000	Benefit Street Partners CLO XXXII, LTD. (d)(e)	2023-32A	Class B	7.685	10/27/36	3,018,990
4,000,000	Birch Grove CLO 2023-6A, LTD. (d)(e)	2023-6A	Class C	8.682	7/20/35	4,065,208

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 86.5% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 79.8% (Continued)
3,000,000	Birch Grove CLO 7, LTD. (d)(e)	2023-7A	Class B	8.132	10/20/36	$3,041,349
5,000,000	Birch Grove CLO 7, LTD. (d)(e)	2023-7A	Class C	8.532	10/20/36	5,100,808
10,000,000	BlackRock Baker CLO 2021-8A, LTD. (d)(e)	2021-8A	Class C	8.163	1/17/34	10,020,794
4,000,000	Blackrock Shasta CLO XIII, LTD. (d)(e)	2024-1A	Class B	7.699	7/15/36	4,054,403
12,500,000	Blackrock Shasta CLO XIII, LTD. (d)(e)	2024-1A	Class C	8.349	7/15/36	12,496,880
2,337,500	Blue Mountain CLO 2013-2R, LTD. (d)(e)	2013-2R	Class C-R	7.494	10/22/30	2,345,637
2,400,000	Blue Mountain CLO 2016-3R, LTD. (d)(e)	2016-3R	Class C-R	7.784	11/15/30	2,404,950
1,000,000	Blue Mountain CLO XXII 2018-22, LTD. (d)(e)	2018-22	Class C	7.513	7/15/31	1,002,296
5,200,000	Blue Mountain Fuji US CLO 2018-3, LTD. (d)(e)	2018-3	Class C	7.263	1/15/30	5,210,093
3,000,000	BlueMountain CLO XXXI, LTD. (d)(e)	2021-31A	Class C	7.541	4/19/34	3,014,099
1,000,000	BlueMountain CLO XXXV, LTD. (d)(e)	2022-35A	Class C	7.782	7/23/35	1,002,000
8,000,000	Brightwood Capital MM CLO 2024-2A, LTD. (d)(e)	2024-2A	Class C	9.171	4/15/36	8,212,711
6,000,000	Bryant Park Funding 2023-21, LTD. (d)(e)	2023-21	Class B	8.029	10/20/36	6,085,190
2,000,000	Bryant Park Funding 2023-21, LTD. (d)(e)	2023-21	Class C	8.779	10/20/36	2,051,555
6,000,000	Canyon CLO 2023-1, LTD. (d)(e)	2023-1A	Class B	7.951	10/15/36	6,061,490
3,000,000	Canyon CLO 2023-1, LTD. (d)(e)	2023-1A	Class C	8.301	10/15/36	3,056,387
5,550,000	Carlyle Global Market Strategies CLO 2012-4R3, LTD. (d)(e)	2012-4R3	Class C-R3	8.144	4/22/32	5,561,559
3,000,000	Carlyle Global Market Strategies CLO 2013-3R, LTD. (d)(e)	2013-3R	Class B-R	7.263	10/15/30	3,004,453
1,000,000	Carlyle Global Market Strategies CLO 2014-1-R2, LTD. (d)(e)	2014-1R2	Class C-R2	7.347	4/17/31	1,001,204
1,000,000	Carlyle Global Market Strategies CLO 2014-5RR, LTD. (d)(e)	2014-5RR	Class C-RR	7.813	7/15/31	1,002,062
2,500,000	Carlyle US CLO 2017-1R, LTD. (d)(e)	2017-1R	Class B-R	7.744	4/21/31	2,504,739
1,000,000	Carlyle US CLO 2017-5, LTD. (d)(e)	2017-5	Class B	7.344	1/22/30	1,001,035
1,000,000	Carlyle US CLO 2021-8, LTD. (d)(e)	2021-8	Class B	7.213	10/16/34	1,000,961
5,000,000	Carlyle US CLO 2022-6, LTD. (d)(e)	2022-6A	Class B-R	7.685	10/27/36	5,031,651
9,500,000	Carlyle US CLO 2022-6, LTD. (d)(e)	2022-6A	Class C-R	8.135	10/27/36	9,656,319
5,000,000	Carlyle US CLO 2023-1, LTD. (d)(e)	2023-1	Class B	7.882	7/20/35	5,059,431
4,000,000	Carlyle US CLO 2023-2, LTD. (d)(e)	2023-2	Class C	8.282	7/21/36	4,063,850
5,000,000	Carlyle US CLO 2023-5, LTD. (d)(e)	2023-5	Class B	7.914	1/28/36	5,074,544
10,000,000	Carlyle US CLO 2023-5, LTD. (d)(e)	2023-5	Class C	8.264	1/28/36	10,163,937
3,000,000	CarVal CLO IX-C, LTD. (d)(e)	2024-1A	Class C	7.782	4/20/37	3,043,270
6,000,000	CFIP CLO 2017-1R, LTD. (d)(e)	2017-1R	Class C-R	8.141	10/18/34	6,013,276
2,500,000	CIFC Funding 2014-III-R2, LTD. (d)(e)	2014-III-R2	Class C-R2	7.894	10/22/31	2,505,342
2,000,000	Churchill Middle Market CLO, LTD. (d)(e)	2024-1A	Class B	7.957	4/21/36	2,026,658

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 86.5% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 79.8% (Continued)
1,915,000	Columbia Cent CLO 30, LTD. (d)(e)	2020-30A	Class C	8.094	1/20/34	$1,919,626
2,500,000	Columbia Cent CLO 32 LTD. (d)(e)	2022-32A	Class C-1	8.453	7/24/34	2,513,194
7,000,000	Columbia Cent CLO 2024-33A, LTD. (d)(e)	2024-33A	Class C-1	8.026	4/20/37	7,029,640
3,000,000	Cook Park CLO 2018-1A, LTD. (d)(e)	2018-1A	Class C	7.297	4/17/30	3,007,641
11,000,000	CQS US CLO 2021-1, LTD. (d)(e)	2021-1A	Class C	7.934	1/22/35	11,035,109
1,280,000	Crestline Denali CLO XIV, LTD. (d)(e)	2016-14R	Class C-R	7.895	10/23/31	1,283,666
2,000,000	Crown City CLO IV, LTD. (d)(e)	2022-4A	Class B-1R	8.082	4/20/37	2,029,819
8,000,000	Diameter Capital CLO 5 (d)(e)	2023-5A	Class A-2	7.701	10/15/36	8,080,219
1,000,000	Dryden 30-R Senior Loan Fund (d)(e)	2013-30R	Class C-R	7.284	11/15/28	1,001,205
1,000,000	Dryden 49R Senior Loan Fund (d)(e)	2017-49R	Class C-R	7.591	7/18/30	1,002,695
2,000,000	Dryden 80A Senior Loan Fund (d)(e)	2019-80A	Class C-R	7.436	1/18/33	2,006,033
1,250,000	Dryden CLO 2019-72R, LTD. (d)(e)	2019-72R	Class C-R	7.434	5/15/32	1,253,397
8,000,000	Dryden Senior Loan Fund (d)(e)	2023-107	Class C	8.522	8/15/35	8,113,966
1,000,000	Elevation CLO 2017, LTD. (d)(e)	2017-8	Class C	7.596	10/25/30	1,004,833
5,000,000	Elevation CLO 2020-11, LTD. (d)(e)	2020-11	Class C	7.763	4/15/33	5,008,529
10,750,000	Elevation CLO 2023-17, LTD. (d)(e)	2023-17A	Class C	8.782	10/20/36	10,927,495
8,000,000	Elmwood CLO 24, LTD. (d)(e)	2023-3A	Class C	8.236	12/12/33	8,033,463
3,635,000	Galaxy CLO XV 2013-15RR, LTD. (d)(e)	2013-15RR	Class C-RR	7.413	10/15/30	3,642,046
1,500,000	Generate CLO 11, LTD. (d)(e)	2023-11A	Class C	8.832	4/20/35	1,506,914
9,000,000	Golub Capital Partners CLO, LTD. (d)(e)	2024-71B	Class C	7.925	2/9/37	9,135,001
15,000,000	Golub Capital Partners CLO, LTD. (d)(e)	2024-71A	Class C	8.575	2/9/37	15,261,311
3,437,000	Greystone CRE Notes - 2024-HC3 (d)(e)	2024-HC3	Class B	9.029	3/15/41	3,438,820
5,156,000	Greystone CRE Notes - 2024-HC3 (d)(e)	2024-HC3	Class C	9.829	3/15/41	5,147,504
2,181,000	Greywolf CLO 2015-5R, LTD. (d)(e)	2015-5R	Class A-2-R	7.226	1/27/31	2,186,492
2,450,000	Greywolf CLO II, LTD. (d)(e)	2013-1A	Class A1	7.163	4/17/34	2,455,149
10,000,000	Hayfin US XII, LTD. (d)(e)	2024-15A	Class C	7.964	4/28/37	10,041,810
3,000,000	HPS Loan Management 2013-2, LTD. (d)(e)	2013-2	Class B-R	7.444	10/20/29	3,013,657
4,600,000	ICG US CLO 2017-IRR, LTD. (d)(e)	2017-1RR	Class C-RR	7.925	7/28/34	4,604,880
13,500,000	Invesco U.S. CLO 2023-4, LTD. (d)(e)	2023-4A	Class C	7.960	1/21/37	13,696,367
5,000,000	KKR CLO 36, LTD. (d)(e)	2021-36A	Class C	7.713	10/16/34	5,018,265
7,500,000	KREF 2021-FL2, LTD. (d)(e)	2021-FL2	Class A-S	6.749	2/17/39	7,315,128
2,000,000	LCM XIV 2013-14R, LTD. (d)(e)	2013-14R	Class C-R	7.394	7/23/31	2,001,783
1,250,000	LCM XVI 2014-16R, LTD. (d)(e)	2014-16RR	Class C-R2	7.713	10/15/31	1,251,414
3,000,000	LCM XVII 2014-17RR, LTD. (d)(e)	2014-17RR	Class C-RR	7.663	10/15/31	2,996,492
5,000,000	LCM XVIII 2015-18R, LTD. (d)(e)	2015-18R	Class C-R	7.394	7/20/31	5,004,676
4,000,000	LCM XXII, LTD. (d)(e)	2018-22R	Class B-R	7.544	10/20/28	4,019,112
6,600,000	LCM XXV 2018-26, LTD. (d)(e)	2018-26	Class C	7.344	1/21/31	6,606,175
3,500,000	LCM 2019-30R, LTD. (d)(e)	2019-30R	Class C-R	7.544	4/21/31	3,511,200
500,000	LCM XXIII CLO, LTD. (d)(e)	2020-23A	Class B-R	7.744	10/22/29	500,866

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 86.5% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 79.8% (Continued)
8,000,000	LoanCore 2021-CRE5 Issuer LTD. (d)(e)	2021-CRE5	Class AS	7.193	7/15/36	$7,968,990
5,000,000	Marathon VIII 2015-8R, LTD. (d)(e)	2015-8R	Class B-R	8.041	10/20/31	5,010,569
3,006,000	MF1 2021-FL7, LTD. (d)(e)	2021-FL7	Class C	7.498	10/21/36	2,912,063
1,500,000	MF1 2024-FL15, LTD. (d)(e)	2024-FL15	Class B	7.791	8/19/41	1,494,375
3,000,000	MF1 2024-FL15, LTD. (d)(e)	2024-FL15	Class C	8.240	8/19/41	2,992,500
10,400,000	Nassau 2018-II CLO, LTD (d)(e)	2018-IIA	Class C	8.113	10/15/31	10,421,381
3,500,000	Nassau 2019-I CLO, LTD. (d)(e)	2019-IA	Class B-R	8.163	4/15/31	3,509,585
5,000,000	Nassau 2019-II CLO, LTD. (d)(e)	2019-IIA	Class BN	8.013	10/15/32	5,024,147
2,500,000	Newark BSL CLO 2017-2R, LTD. (d)(e)	2017-2R	Class B-R	7.296	7/25/30	2,502,138
24,000,000	NGC CLO 2024-1A, LTD. (d)(e)	2024-1A	Class C	7.976	7/20/37	24,083,073
5,000,000	Northwoods Capital XI-B, LTD. 000(d)(e)00	2018-11BA	Class C-R	7.779	7/19/37	5,022,500
800,000	Northwoods Capital XII-B, LTD. (d)(e)	2018-12BA	Class C	7.751	6/16/31	800,812
5,000,000	Northwoods Capital XV, LTD. (d)(e)	2017-15	Class C-1-R	8.105	6/20/34	5,016,666
12,000,000	Northwoods Capital CLO 2020-22A, LTD. (d)(e)	2020-22A	Class C-RR	8.189	3/16/37	12,086,560
5,765,000	Oaktree CLO 2019-2, LTD. (d)(e)	2019-2R	Class B-R	8.263	4/15/31	5,776,217
15,000,000	Ocean Trails CLO XV, LTD. (d)(e)	2024-15A	Class C	8.151	1/15/37	15,129,417
4,000,000	OCP CLO 2014-5R, LTD. (d)(e)	2014-5R	Class B-R	7.341	4/28/31	3,996,063
2,000,000	OCP CLO 2014-7RR, LTD. (d)(e)	2014-7RR	Class B-1-RR	7.794	7/20/29	2,009,658
1,000,000	OCP CLO 2019-16R, LTD. (d)(e)	2019-16R	Class C-R	7.416	4/10/33	1,002,999
1,000,000	Octagon Investment Partners XVI, LTD. (d)(e)	2013-16R	Class B-R	7.147	7/17/30	1,000,869
1,000,000	Octagon Investment Partners XVII, LTD. (d)(e)	2014-17-R2	Class C-R2	7.246	1/25/31	1,001,566
9,000,000	Octagon Investment Partners XLVII, LTD. (d)(e)	2020-1A	Class C-R	7.444	7/20/34	9,026,553
3,000,000	Octagon Investment Partners 46, LTD. (d)(e)	2020-2A	Class C-R	7.763	7/15/36	3,000,620
1,200,000	OFSI BSL IX, LTD. (d)(e)	2018-1A	Class C	7.563	7/15/31	1,198,628
9,000,000	OFSI BSL IX, LTD. (d)(e)	2018-1A	Class B-1-R	7.133	7/15/31	9,004,938
18,000,000	OFSI Fund 2024-13A CLO, LTD. (d)(e)	2024-13A	Class C	8.099	4/20/37	18,170,003
1,000,000	OHA Credit Funding 3, LTD. (d)(e)	2019-3R	Class B-R	7.194	7/2/35	1,001,234
1,990,000	OZLM XXII, LTD. (d)(e)	2018-22	Class B	7.347	1/17/31	1,993,701
1,000,000	Signal Peak CLO 5, LTD. (d)(e)	2018-5A	Class CR	7.985	4/27/37	1,014,877
2,750,000	Signal Peak CLO 8, LTD. (d)(e)	2020-8A	Class C	7.544	4/20/33	2,755,810
10,000,000	Sound Point CLO IX, LTD. (d)(e)	2015-2A	Class CR-RR	8.044	7/20/32	10,009,964
8,440,000	Sound Point CLO IV-R, LTD. (d)(e)	2018-4R	Class C	7.791	4/18/31	8,457,875
2,500,000	Sound Point CLO VII-R, LTD. (d)(e)	2018-7R	Class C	7.795	10/23/31	2,505,374
10,000,000	Sound Point CLO XXI, LTD. (d)(e)	2018-21	Class B	7.741	10/27/31	10,025,481
2,000,000	Sycamore Tree CLO 2021-1A, LTD. (d)(e)	2021-1A	Class B1	7.344	10/20/34	2,003,944

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 86.5% (Continued)
	COLLATERALIZED LOAN OBLIGATIONS — 79.8% (Continued)
5,000,000	Sycamore Tree CLO 2024-5A, LTD. (d)(e)	2024-5A	Class C	8.079	4/21/36	$5,034,292
6,000,000	Symphony CLO 2014-15R3, LTD. (d)(e)	2014-15R3	Class C-R3	7.929	1/20/32	6,018,910
1,020,000	TCI-Symphony CLO 2017-1R, LTD. (d)(e)	2017-1R	Class C-R	7.363	7/15/30	1,021,509
2,000,000	Trinitas CLO IX, LTD. (d)(e)	2018-9A	Class C-RR	7.794	1/20/32	2,004,261
2,000,000	Trinitas CLO X, LTD. (d)(e)	2019-10A	Class CR	7.801	1/16/35	2,006,431
2,500,000	Trinitas CLO XV, LTD. (d)(e)	2021-15A	Class C	7.894	4/22/34	2,510,542
6,500,000	Trinitas CLO XXII, LTD. (d)(e)	2023-22A	Class ER	9.082	7/21/36	6,619,990
2,500,000	Trysail CLO 2021-1, LTD. (d)(e)	2021-1A	Class C	7.944	7/20/32	2,505,044
1,800,000	Vibrant CLO VIII, LTD. (d)(e)	2018-8A	Class B-1	7.344	1/20/31	1,804,368
1,200,000	Vibrant CLO XR, LTD. (d)(e)	2018-10RA	Class B	7.644	4/21/36	1,222,317
1,300,000	Voya CLO 2012-4R3, LTD. (d)(e)	2012-4R3	Class B-R3	7.513	10/15/30	1,303,478
2,500,000	Voya CLO 2014-4R, LTD. (d)(e)	2014-4R	Class B-R2	7.653	7/14/31	2,497,150
1,250,000	Voya CLO 2015-3R, LTD. (d)(e)	2015-3R	Class B-R	7.744	10/20/31	1,248,467
1,590,000	Voya CLO 2024-1, LTD. (d)(e)	2024-1A	Class C	7.726	4/15/37	1,606,169
1,500,000	Warwick Capital CLO 2023-1, LTD. (d)(e)	2023-1A	Class C	8.932	10/20/36	1,530,069
4,000,000	Warwick Capital CLO 2023-2, LTD. (d)(e)	2023-2A	Class B	8.001	1/15/37	4,068,434
3,500,000	Warwick Capital CLO 2023-2, LTD. (d)(e)	2023-2A	Class C	8.751	1/15/37	3,574,636
5,500,000	Warwick Capital CLO 2024-3A, LTD. (d)(e)	2024-3A	Class C	8.070	4/20/37	5,554,727
5,500,000	Wellfleet CLO 2021-2A, LTD. (d)(e)	2021-2A	Class C	7.913	7/17/34	5,506,602
4,200,000	Wind River 2017-3 CLO, LTD. (d)(e)	2017-3A	Class CR	8.063	4/16/35	4,211,004
4,000,000	Wind River 2019-1 CLO, LTD. (d)(e)	2019-1A	Class CR	7.794	7/20/34	4,012,420
4,000,000	Wind River 2019-3 CLO, LTD. (d)(e)	2019-3R	Class C-R	7.763	4/15/31	4,005,996
7,000,000	Wind River 2021-1A CLO, LTD. (d)(e)	2021-1A	Class C	8.099	4/20/37	7,056,336
3,000,000	Wind River 2021-2 CLO, LTD. (d)(e)	2021-2A	Class C	7.494	7/20/34	3,011,907
						677,494,883
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.7%
7,000,000	BBCMS 2018-TALL Mortgage Trust (d)(e)			6.248	3/16/37	6,593,315
5,110,000	COMM 2015-LC19 Mortgage Trust (d)(e)			3.829	2/12/48	4,993,228
9,000,000	CONE Trust — 2024-DFW1 (d)(e)			8.340	8/15/26	8,928,579
4,525,000	HONO 2021-LULU Mortgage Trust (d)(e)			7.293	12/15/36	4,252,509
5,000,000	JP Morgan Chase Commercial Mortgage Securities Trust (d)(e)			3.377	1/7/39	4,112,188
5,000,000	NYC Trust Commercial Mortgage Securities Trust (d)(e)			8.181	8/15/39	4,987,500
5,000,000	Park Avenue Institutional Advisers CLO 2018-1, LTD. (d)(e)			7.644	10/20/31	5,009,484
18,410,000	PGA National Resort Commerical Mortgage Trust (d)(e)			8.179	6/15/39	18,351,473
						57,228,276
	TOTAL ASSET BACKED SECURITIES — (Cost $721,883,413)					734,723,159

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund
SCHEDULE OF INVESTMENTS (Continued)

July 31, 2024

Principal Amount ($)		Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 4.5%
	U.S. TREASURY STRIPs — 4.5%
130,000,000	United States Treasury Strip Principal (f)	5/15/53	$38,236,600

	TOTAL U.S. GOVERNMENT & AGENCIES — (Cost $38,236,600)		38,236,600

Shares		Coupon Rate (%)	Fair Value
	SHORT TERM INVESTMENTS — 11.4%
	MONEY MARKET FUNDS — 11.4%
96,964,668	First American Government Obligations Fund, Class X (g)	5.224	96,964,668

	TOTAL SHORT TERM INVESTMENTS — (Cost $96,964,668)		96,964,668

	TOTAL INVESTMENTS — 104.7% — (Cost $877,512,424)		889,217,055
	LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7%)		(39,961,696)
	NET ASSETS — 100.0%		$849,255,359

LTD    - Limited Company

(a)	The Liquidity Administrator has determined that these securities are illiquid. As of July 31, 2024, these securities have zero fair value.

(b)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(c)	Non-income producing security.

(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2024, the total market value of 144A securities is $734,723,159 or 86.6% of net assets.

(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(f)	Principal only security.

(g)	Rate disclosed is the seven day effective yield as of July 31, 2024.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2024

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
ASSETS
Investments in securities of unaffiliated issuers at cost:	$104,485,131	$857,495,749
Investments in securities of affiliated issuers at cost:	—	20,016,675
Investments at value:	104,171,723	889,217,055
Receivable for securities sold	1,142,713	—
Receivable for fund shares sold	308,336	3,620,339
Receivable from issuer	736,130	—
Receivable from affiliated issuer	—	765,961
Dividends and interest receivable	766,319	5,394,843
Receivable for NAV error (see Note 2)	1,162,979	—
Prepaid expenses and other assets	195,920	912,456
TOTAL ASSETS	108,484,120	899,910,654

LIABILITIES
Payable for securities purchased	1,137,715	48,260,644
Payable for fund shares redeemed	54,572	1,261,710
Payable for fund shares distributed	536,997	628,513
Payable for subscription shares credited to shareholders (See Note 13)	4,126,868	—
Accrued investment advisory fees	50,024	458,958
Accrued fund administration, fund accounting, and transfer agency fees	4,631	—
Accrued distribution (12b-1) fees	31,413	44,231
Accrued professional fees	46,911	471
Accrued expenses and other liabilities	5,805	768
TOTAL LIABILITIES	5,994,936	50,655,295
NET ASSETS	$102,489,184	$849,255,359

NET ASSETS CONSIST OF:
Paid-in capital	186,148,885	891,968,972
Accumulated deficit	(83,659,701)	(42,713,613)
NET ASSETS	$102,489,184	$849,255,359

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2024

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$32,925,879	$67,767,109
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,076,020	6,108,920
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.08	$11.09
Institutional Class Shares:
Net Assets	$69,563,305	$775,717,743
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,627,462	69,777,517
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.06	$11.12
Class A Shares: (1)
Net Assets	$—	$5,770,507
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	497,061
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$—	$11.61
Offering price per share (net asset value plus maximum sales charge of 4.00%)	$—	$12.09

(1)	Class A shares are normally subject to a 1.00% CDSC on shares redeemed within the first 18 months of purchase.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2024

	Leader Capital Short Term High Yield Bond Fund	Leader Capital High Quality Income Fund
INVESTMENT INCOME
Interest income	$5,983,346	$38,730,638
Dividend income	371,437	4,278,674
Dividend income from affiliates	—	195,248
TOTAL INVESTMENT INCOME	6,354,783	43,204,560

EXPENSES
Investment advisory fees	335,410	3,651,240
Distribution (12b-1) fees:
Investor Class	100,618	193,453
Class A	—	6,750
Distribution (Non 12b-1) fees	27,533	586,730
Professional fees	53,229	117,495
Registration fees	58,178	55,741
Trustees’ fees and expenses	17,023	189,475
Fund administration and accounting fees	78,257	534,833
Transfer agency fees	20,148	18,047
Compliance officer fees	16,325	16,396
Insurance expense	366	19,275
Custodian fees	16,300	5,367
Other expenses	65,178	267,037
TOTAL EXPENSES	788,565	5,661,839
Expenses voluntarily waived by Advisor for Affiliated Holdings:
Institutional Class	(12,966)	—
NET EXPENSES	775,599	5,661,839

NET INVESTMENT INCOME	$5,579,184	$37,542,721

REALIZED AND UNREALIZED GAIN / (LOSS) ON INVESTMENTS
Net realized gain / (loss) on investments	1,762,359	(5,607,378)
Net change in unrealized appreciation on investments	280,211	9,389,120
Net change in unrealized appreciation / (depreciation) on investments from affiliates	—	(724,047)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,042,570	3,057,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,621,754	$40,600,416

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS

	Leader Capital Short Term High Yield Bond Fund
	Year Ended July 31, 2024	Period Ended July 31, 2023 (1)	Year Ended May 31, 2023

FROM OPERATIONS
Net investment income/(loss)	$5,579,184	$382,757	$1,185,539
Net realized gain/(loss) from investments	1,762,359	(2,174,146)	(1,878,964)
Net change in unrealized appreciation / (depreciation) on investments	280,211	3,593,199	(1,227,679)
Net increase/(decrease) in net assets resulting from operations	7,621,754	1,801,810	(1,921,104)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Investor Class	—	—	(157,104)
Institutional Class	—	—	(90,997)
Total distributions paid from earnings:
Investor Class	(2,263,362)	(297,714)	(894,965)
Institutional Class	(3,211,406)	(199,725)	(540,521)
Net decrease in net assets from distributions to shareholders	(5,474,768)	(497,439)	(1,683,587)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	19,539,262 (2)	22,124	939,356
Institutional Class	59,914,648 (2)	5,656,764	629,724
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	1,807,531	261,827	916,499
Institutional Class	2,480,340	187,898	586,319
Payments for shares redeemed:
Investor Class	(4,788,604)	(291,226)	(3,470,550)
Institutional Class	(7,374,647)	(478,125)	(3,747,762)
Net increase / (decrease) in net assets from shares of beneficial interest	71,578,530	5,359,262	(4,146,414)

TOTAL INCREASE / (DECREASE) IN NET ASSETS	73,725,516	6,663,633	(7,751,105)

NET ASSETS
Beginning of year/period	28,763,668	22,100,035	29,851,140
End of year/period	$102,489,184	$28,763,668	$22,100,035

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(2)	A reduction in the valuation of a fair-valued security resulted in an overstated NAV error from February 22, 2022 through August 14, 2024.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital Short Term High Yield Bond Fund
	Year Ended July 31, 2024		Period Ended July 31, 2023 (1)	Year Ended May 31, 2023

SHARE ACTIVITY
Investor Class:
Shares sold	2,440,389	(2)	2,939	119,679
Shares reinvested	225,687		34,051	120,054
Shares redeemed	(594,680)		(38,597)	(458,999)
Net increase / (decrease) in shares of beneficial interesting outstanding	2,071,396		(1,607)	(219,266)

Institutional Class:
Shares sold	7,543,549	(2)	722,548	81,167
Shares reinvested	303,959		24,027	75,793
Shares redeemed	(899,221)		(62,409)	(487,919)
Net increase / (decrease) in shares of beneficial interesting outstanding	6,948,287		684,166	(330,959)

SHARES OUTSTANDING
Investor Class:
Beginning of year/period	2,004,624		2,006,231	2,225,497
End of year/period	4,076,020		2,004,624	2,006,231

Institutional Class:
Beginning of year/period	1,679,175		995,009	1,325,968
End of year/period	8,627,462		1,679,175	995,009

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(2)	A reduction in the valuation of a fair-valued security resulted in an overstated NAV error from February 22, 2022 through August 14, 2024.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital High Quality Income Fund
	Year Ended July 31, 2024	Period Ended July 31, 2023 (1)	Year Ended May 31, 2023

FROM OPERATIONS
Net investment income/(loss)	$37,542,721	$2,992,955	$4,703,358
Net realized gain/(loss) from investments	(5,607,378)	(203,749)	93,200
Net change in unrealized appreciation / (depreciation) on investments	9,389,120	1,670,033	2,733,687
Net change in unrealized appreciation / (depreciation) on investments from affiliates	(724,047)	—	—
Net increase/(decrease) in net assets resulting from operations	40,600,416	4,459,239	7,530,245

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid from earnings:
Investor Class	(3,226,823)	(315,646)	(903,665)
Institutional Class	(33,991,167)	(2,831,047)	(4,635,196)
Class A	(169,627)	(893)(2)	—
Net decrease in net assets from distributions to shareholders	(37,387,617)	(3,147,586)	(5,538,861)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	52,284,901	6,488,411	23,184,262
Institutional Class	676,167,312	86,956,222	215,086,123
Class A	5,779,626	256,338 (2)	—
Net asset value of shares issued in reinvestment of distributions to shareholders:
Investor Class	3,033,505	299,079	844,885
Institutional Class	27,703,092	2,225,346	3,487,441
Class A	169,607	860 (2)	—
Payments for shares redeemed:
Investor Class	(20,417,310)	(2,387,816)	(7,598,123)
Institutional Class	(203,815,126)	(25,008,773)	(28,162,785)
Class A	(500,257)	(1)(2)	—
Net increase / (decrease) in net assets from shares of beneficial interest	540,405,350	68,829,666	206,841,803

TOTAL INCREASE / (DECREASE) IN NET ASSETS	543,618,149	70,141,319	208,833,187

NET ASSETS
Beginning of year/period	305,637,210	235,495,891	26,662,704
End of year/period	$849,255,359	$305,637,210	$235,495,891

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(2)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

See accompanying notes to financial statements.

Leader Funds Trust

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Leader Capital High Quality Income Fund
	Year Ended July 31, 2024	Period Ended July 31, 2023 (1)		Year Ended May 31, 2023

SHARE ACTIVITY
Investor Class:
Shares sold	4,716,801	592,241		2,135,067
Shares reinvested	273,492	27,284		77,788
Shares redeemed	(1,841,787)	(218,154)		(697,823)
Net increase / (decrease) in shares of beneficial interesting outstanding	3,148,506	401,371		1,515,032

Institutional Class:
Shares sold	60,861,962	7,926,829		19,749,702
Shares reinvested	2,490,911	202,449		319,650
Shares redeemed	(18,372,537)	(2,281,988)		(2,588,463)
Net increase / (decrease) in shares of beneficial interesting outstanding	44,980,336	5,847,290		17,480,889
-
Class A:
Shares sold	502,182	23,296	(2)	—
Shares reinvested	14,625	78	(2)	—
Shares redeemed	(43,120)	—		—
Net increase / (decrease) in shares of beneficial interesting outstanding	473,687	23,374		—

SHARES OUTSTANDING
Investor Class:
Beginning of year/period	2,959,784	2,558,413		1,043,381
End of year/period	6,108,290	2,959,784		2,558,413

Institutional Class:
Beginning of year/period	24,797,181	18,949,891		1,469,002
End of year/period	69,777,517	24,797,181		18,949,891

Class A:
Beginning of year/period	23,374	—		—
End of year/period	497,061	23,374		—

(1)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(2)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Year Ended July 31,		Period Ended July 31,		Year Ended May 31,
	2024		2023 (8)		2023	2022		2021		2020
Net asset value, beginning of year/period	$7.76		$7.33		$8.37	$9.10		$7.67		$8.94

From Investment operations:
Net investment income (1)	0.92		0.12		0.34	0.44		0.17		0.31
Net realized and unrealized gain / (loss) on investments	0.51		0.46		(0.89)	(0.83)		1.40		(1.32)
Total from investment operations	1.43		0.58		(0.55)	(0.39)		1.57		(1.01)

Less distributions from:
Net investment income	(0.92)		(0.15)		(0.42)	(0.34)		(0.14)		(0.26)
Return of capital	—		—		(0.07)	—		—		—
Total distributions	(0.92)		(0.15)		(0.49)	(0.34)		(0.14)		(0.26)

Impact of NAV error	(0.19	)(10)	—		—	—		—		—
Net Asset Value, end of year/period	$8.08	(9)	$7.76		$7.33	$8.37		$9.10		$7.67

Total Return (2)	15.98	%(9)	7.93	%(7)	(6.57)%	(4.49	)%(5)	20.62	%(5)	(11.59)%

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$32,926	(9)	$15,549		$14,702	$18,628		$21,616		$24,014

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.93%		3.10	%(6)	2.68%	2.78%		2.45%		2.06%
Excluding dividends and interest expense (3)	1.93%		3.10	%(6)	2.68%	2.78%		2.45%		2.06%
Ratio of net investment income to average net assets (3) (4)	11.40%		9.37	%(6)	4.42%	4.28%		1.96%		3.65%

Portfolio Turnover Rate	225.68%		99.96	%(7)	505.72%	717.77%		1030.50%		1014.62%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)	A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 2.45%.

(10)	Reimbursement from the Adviser due to NAV error.

See accompanying notes to financial statements.

Leader Capital Short Term High Yield Bond Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Year Ended July 31,		Period Ended July 31,		Year Ended May 31,
	2024		2023 (8)		2023	2022		2021	2020
Net asset value, beginning of year/period	$7.87		$7.43		$8.46	$9.19		$7.74	$9.02

From Investment operations:
Net investment income (1)	0.96		0.13		0.37	0.49		0.21	0.36
Net realized and unrealized gain / (loss) on investments	0.51		0.46		(0.89)	(0.84)		1.41	(1.34)
Total from investment operations	1.47		0.59		(0.52)	(0.35)		1.62	(0.98)

Less distributions from:
Net investment income	(0.97)		(0.15)		(0.44)	(0.38)		(0.17)	(0.30)
Return of capital	—		—		(0.07)	—		—	—
Total distributions	(0.97)		(0.15)		(0.51)	(0.38)		(0.17)	(0.30)

Impact of NAV error	(0.31	)(11)	—		—	—		—	—
Net Asset Value, end of year/period	$8.06	(9)	$7.87		$7.43	$8.46		$9.19	$7.74

Total Return (2)	14.74	%(9)	7.94	%(7)	(6.15)%	(3.96	)%(5)	21.27%	(11.14)%

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$69,563	(9)	$13,215		$7,398	$11,223		$12,980	$15,182

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.38	%(10)	2.74	%(6)	2.21%	2.28%		1.95%	1.56%
Excluding dividends and interest expense (3)	1.38	%(10)	2.74	%(6)	2.21%	2.28%		1.95%	1.56%
Ratio of net investment income to average net assets (3) (4)	11.68	%(10)	9.78	%(6)	4.71%	4.79%		2.49%	4.18%

Portfolio Turnover Rate	225.68%		99.96	%(7)	505.72%	717.77%		1030.50%	1014.62%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

(9)	A revision on the valuation of certain securities resulted in an overstated NAV. The impact of the NAV error on Total Return at NAV was 4.07%.

(10)

Had the Adviser not voluntarily waived the underlying fund fees the ratio of net expenses to average net assets including dividend and interest expense, excluding dividends and interest expense and ratio of net investment income to average net assets would have been 1.43%, 1.43% and 11.72%, respectively.

(11)	Reimbursement from the Adviser due to NAV error.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Investor Class
	Year Ended July 31,	Period Ended July 31,		Year Ended May 31,
	2024	2023 (7)		2023	2022	2021	2020
Net asset value, beginning of year/period	$10.98	$10.93		$10.61	$10.57	$9.21	$10.07

From Investment operations:
Net investment income (1)	0.70	0.11		0.18	0.26	0.10	0.30
Net realized and unrealized gain / (loss) on investments	0.12	0.06		0.64	(0.01)	1.32	(0.88)
Total from investment operations	0.82	0.17		0.82	0.25	1.42	(0.58)

Less distributions from:
Net investment income	(0.71)	(0.12)		(0.50)	(0.21)	(0.06)	(0.25)
Return of capital	—	—		—	—	—	(0.03)
Total distributions	(0.71)	(0.12)		(0.50)	(0.21)	(0.06)	(0.28)

Net Asset Value, end of year/period	$11.09	$10.98		$10.93	$10.61	$10.57	$9.21

Total Return (2)	7.47%	1.56	%(6)	7.73%	2.39%	15.53%	(5.85)%

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$67,767	$32,484		$27,971	$11,073	$15,068	$4,527

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.35%	1.32	%(5)	1.94%	2.33%	3.13%	2.82%
Excluding dividends and interest expense (3)	1.35%	1.32	%(5)	1.94%	2.33%	3.13%	2.82%
Ratio of net investment income to average net assets (3) (4)	6.35%	6.15	%(5)	10.21%	2.37%	1.16%	3.04%

Portfolio Turnover Rate	112.95%	3.39	%(6)	89.42%	855.36%	1198.55%	612.23%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Annualized.

(6)	Not Annualized.

(7)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Institutional Class
	Year Ended July 31,	Period Ended July 31,		Year Ended May 31,
	2024	2023 (8)		2023	2022		2021		2020
Net asset value, beginning of year/period	$11.01	$10.95		$10.61	$10.56		$9.17		$10.04

From Investment operations:
Net investment income (1)	0.75	0.12		0.40	0.30		0.13		0.35
Net realized and unrealized gain / (loss) on investments	0.11	0.07		0.46	(0.01)		1.35		(0.89)
Total from investment operations	0.86	0.19		0.86	0.29		1.48		(0.54)

Less distributions from:
Net investment income	(0.75)	(0.13)		(0.52)	(0.24)		(0.09)		(0.30)
Return of capital	—	—		—	—		—		(0.03)
Total distributions	(0.75)	(0.13)		(0.52)	(0.24)		(0.09)		(0.33)

Net Asset Value, end of year/period	$11.12	$11.01		$10.95	$10.61		$10.56		$9.17

Total Return (2)	7.81%	1.74	%(7)	8.11%	2.78	%(5)	16.22	%(5)	(5.48)%

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$775,718	$272,895		$207,525	$15,589		$20,784		$7,170

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	0.97%	0.94	%(6)	2.70%	1.94%		2.72%		2.32%
Excluding dividends and interest expense (3)	0.97%	0.94	%(6)	2.70%	1.94%		2.72%		2.32%
Ratio of net investment income to average net assets (3) (4)	6.71%	6.51	%(6)	22.00%	2.82%		1.51%		3.57%

Portfolio Turnover Rate	112.95%	3.39	%(7)	89.42%	855.36%		1198.55%		612.23%

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)

Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon the net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Annualized.

(7)	Not Annualized.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Capital High Quality Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	Class A
	Year Ended July 31,	Period Ended July 31,
	2024	2023 (7) (8)
Net asset value, beginning of year/period	$11.06	$10.94

From Investment operations:
Net investment income (1)	0.71	0.04
Net realized and unrealized gain / (loss) on investments	0.57	0.16
Total from investment operations	1.28	0.20

Less distributions from:
Net investment income	(0.73)	(0.08)
Return of capital	—	—
Total distributions	(0.73)	(0.08)

Net Asset Value, end of year/period	$11.61	$11.06

Total Return (2)	11.57%	1.83	%(6)

Ratios/Supplemental Data:
Net Asset Value, end of year/period (000s)	$5,771	$259

Ratio of net expenses to average net assets:
Including dividend and interest expense (3)	1.22%	0.83	%(5)
Excluding dividends and interest expense (3)	1.22%	0.83	%(5)
Ratio of net investment income to average net assets (3) (4)	6.15%	3.09	%(5)

Portfolio Turnover Rate	112.95%	3.39	%(6)

(1)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the year.

(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and distributions, if any.

(3)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(4)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying funds in which the Fund invests.

(5)	Annualized.

(6)	Not Annualized.

(7)	The Leader Capital High Quality Income Fund Class A shares commenced operations on June 21, 2023.

(8)	Effective July 24, 2023, the Funds changed their fiscal year end from May 31 to July 31. Data shown is for the fiscal period of June 1, 2023 through July 31, 2023.

See accompanying notes to financial statements.

Leader Funds Trust
Notes to the Financial Statements

July 31, 2024

(1)	Organization

Leader Capital family of mutual funds is comprised of the Leader Capital Short Term High Yield Bond Fund (the “High Yield Fund”) and Leader Capital High Quality Income Fund (the “High Quality Fund”) (each a “Fund” and collectively the “Funds”), each a series of shares of beneficial interest of Leader Funds Trust (the “Trust”), a Delaware statutory trust organized on February 1, 2019. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Fund represents a distinct, diversified series with its own investment objective and policies within the Trust. The primary investment objective of the High Yield Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The High Yield Fund and High Quality Fund commenced operations on July 14, 2005 and July 30, 2010, respectively.

The High Yield Fund currently offers two classes of shares: Investor Class and Institutional Class shares. The High Quality Fund currently offers three classes of shares: Investor Class, Institutional Class, and Class A. The High Quality Fund’s Class A shares commenced operations on June 21, 2023. Investor and Institutional shares are offered at net asset value (“NAV”) for the Funds. Class A shares are offered at NAV plus a maximum sales charge of 4.00%. Each class represents an interest in the ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with the generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

(a)	Security Valuation

Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Securities and assets for which representative market quotations are not readily available or that cannot be accurately valued using a Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted; (iv) the security is a restricted security not registered under federal securities laws purchased through a private placement not eligible for resale; or (v) the security is purchased on a foreign exchange. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results. See note 10(a) regarding additional fair value procedures and considerations due to recent regulatory environment changes.

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective NAVs as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2024, for each Fund’s assets and liabilities measured at fair value:

Leader Capital Short Term High Yield Bond Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$1,578,000	$—	$—	$1,578,000
Preferred Stocks	—	1,240,411	1,035,000	2,275,411
Asset Backed Securities	—	90,645,203	—	90,645,203
Corporate Bonds	—	4,730,851	—	4,730,851
Non U.S. Government & Agencies	—	375,000	—	375,000
Short-Term Investments	4,567,258	—	—	4,567,258
Total Investments	$6,145,258	$96,991,465	$1,035,000	$104,171,723

(a)	Refer to the Schedule of Investments for industry classification.

Leader Capital High Quality Income Fund
Assets (a)	Level 1	Level 2	Level 3	Total
Investments
Preferred Stocks	$—	$—	$—	$—
Affiliated Investment Companies	19,292,628	—	—	19,292,628
Asset Backed Securities	—	734,723,159	—	734,723,159
U.S. Government & Agencies	—	38,236,600	—	38,236,600
Short-Term Investments	96,964,668	—	—	96,964,668
Total Investments	$116,257,296	$772,959,759	$—	$889,217,055

(a)	Refer to the Schedule of Investments for industry classification.

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the year ending July 31, 2024, the Funds had no Level 1 to Level 2 transfers or Level 2 to Level 3 transfers.

Significant unobservable inputs were used by the Funds for Level 3 Fair value measurements. The High Yield Fund holds positions in Auction Rate Preferred Securities (see Note 9), which are valued based on the discount of last trade factoring in potential future cash payments. The High Yield Fund also holds a corporate bond that the Board determined was overvalued since February 2022, which resulted in a NAV error. For more information, see Note 13 – Subsequent Events.. The High Quality Fund holds a Series A-1 Preferred Stock, valued at conversion price plus prior accumulated interest that was added to the principal at conversion.

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(2)	Significant Accounting Policies (Continued)

(a)	Security Valuation (Continued)

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

Leader Capital Short Term High Yield Bond Fund
	Eaton Vance Senior Floating Rate Trust	VTB Bank PJSC Via Eurasia DAC	Total
Beginning Balance:	$1,035,000	$1,559,800	$2,594,800
Total Realized Gain/(Loss)	—	—	—
Unrealized Appreciation/(Depreciation)	—	(1,559,800)	(1,559,800)
Cost of Purchases	—	—	—
Proceeds from Sales	—	—	—
Proceeds from Principal	—	—	—
Accrued Interest	—	—	—
Net Transfers In/Out of Level 3	—	—	—
Ending Balance:	$1,035,000	$—	$1,035,000

Leader Capital High Quality Income Fund
	Boxabl, Inc.	Total
Beginning Balance:	$780,510	$780,510
Total Realized Gain/(Loss)	—	—
Unrealized Appreciation/(Depreciation)	(780,510)	(780,510)
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net Transfers In/Out of Level 3	—	—
Ending Balance:	$—	$—

(b)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

(c)	Exchange Traded Funds (“ETFs”)

The Funds may invest in ETFs as part of their principal investment strategies. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount to or a premium above NAV if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(2)	Significant Accounting Policies (Continued)

(c)	Exchange Traded Funds (“ETFs”) (Continued)

in greater expenses to the Fund. Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, adversely affecting performance. An ETF is subject to specific risks, depending on the nature of its investment strategy, which could include liquidity risk, sector risk and emerging market risk. In addition, ETFs that use derivatives may be subject to counterparty risk, liquidity risk, and other risks commonly associated with investments in derivatives. An ETF may not be able to replicate exactly the performance of the indices it tracks, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, an ETF will incur expenses not incurred by its underlying index. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its underlying index.

(d)	Distributions to Shareholders

Dividends from net investment income are declared and paid monthly for the High Yield Fund and declared daily and paid monthly for the High Quality Fund. Distributable net realized capital gains are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Funds.

(e)	Federal Income Taxes

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years May 31, 2021 – July 31, 2024, or expected to be taken in each Fund’s July 31, 2024 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where each Fund makes significant investments. Each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(f)	Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that Fund. Expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

(g)	Indemnification

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(2)	Significant Accounting Policies (Continued)

(h)	Payment from affiliate

For the fiscal year ended July 31, 2024, the High Yield Fund will be reimbursed $1,162,979 from the Adviser as a result of a NAV error. The error occurred from February 22, 2022 through August 14, 2024, and had a material impact to the NAV and total return of the High Yield Fund and is reflected during the fiscal year ended July 31, 2024. These proceeds are included in capital transactions on the High Yield Fund’s Statements of Changes in Net Assets.

(3)	Investment Transactions

For the year ended July 31, 2024, cost of purchases and proceeds from sales of portfolio securities and U.S. Government securities, other than short-term investments, amounted to the following:

			U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
Leader Capital Short Term High Yield Bond Fund	$183,684,098	$108,674,298	$793,560	$789,540
Leader Capital High Quality Income Fund	833,689,837	298,885,977	369,328,899	366,213,236

(4)	Aggregate Unrealized Appreciation and Depreciation – Tax Basis

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation as of July 31, 2024 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Leader Capital Short Term High Yield Bond Fund	$104,423,887	$3,276,567	$(3,528,731)	$(252,164)
Leader Capital High Quality Income Fund	881,366,254	13,263,165	(5,412,364)	7,850,801

(5)	Investment Advisory Agreement and Transactions with Related Parties

Leader Capital Corp. serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of each Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of (i) 0.75% of the High Yield Fund’s average daily net assets up to and including $1.25 billion; or (ii) 0.70% of the High Yield Fund’s average daily net assets over $1.25 billion; (iii) 0.65% of the High Quality’s Fund’s average daily net assets; prior to April 10, 2021, the management fee for the High Quality Fund was 0.75%. For the year ended July 31, 2024, the High Yield Fund and High Quality Fund accrued $335,410 and $3,651,240 in management fees, respectively. The Adviser voluntarily waived $12,966 in affiliated fund fees associated with the High Quality Fund’s investment in the High Yield Fund.

Vigilant Distributors, LLC (the “Distributor”), acts as each Fund’s principal underwriter in a continuous public offering of each Fund’s Investor Class and Institutional Class as well as the High Quality Fund’s Class A shares. For the year ended July 31, 2024, the Distributor received $0 in underwriting commissions.

Joot, Joot provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between Joot and the Trust. Under the terms of such agreement, Joot receives customary fees from the Funds.

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(5)	Investment Advisory Agreement and Transactions with Related Parties (Continued)

Gryphon Fund Group (“Gryphon”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with Gryphon, the Funds pay Gryphon customary fees for such services. Certain officers of the Trust are also officers of Gryphon and are not paid any fees directly by the Funds for serving in such capacities.

(6)	Distribution Plan

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Investor Class shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and distribution fee is calculated by the High Yield Fund at an annual rate of 0.50% of its average daily net assets for Investor Class and is paid to the Distributor to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of each Fund’s shareholder accounts not otherwise paid by the Adviser. The Plans provide that a monthly service and distribution fee is calculated by the High Quality Fund at an annual rate of 0.38% and 0.25% of its average daily net assets for Investor Class and Class A shares, respectively. The Institutional Shares do not participate in a Plan. For the year ended July 31, 2024, the High Yield and High Quality Funds’ Investor Class shares incurred $100,618 and $193,453, respectively in fees. For the year ended July 31, 2024, the High Quality Fund’s Class A shares incurred $6,750 in fees.

(7)	Distributions to Shareholders and Tax Components of Capital

Effective July 24, 2023, the Funds’ fiscal year-end was changed from May 31 to July 31. The tax character of distributions paid during the fiscal year ended July 31, 2024, the former fiscal period ended July 31, 2023, and the former fiscal year ended May 31, 2023, were as follows:

For fiscal year ended July 31, 2024:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$5,474,768	$—	$—	$5,474,768
Leader Capital High Quality Income Fund	37,387,617	—	—	37,387,617

For former fiscal period ended July 31, 2023:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$497,439	$—	$—	$497,439
Leader Capital High Quality Income Fund	3,147,586	—	—	3,147,586

For former fiscal year ended May 31, 2023:
Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Leader Capital Short Term High Yield Bond Fund	$1,435,486	$—	$248,101	$1,683,587
Leader Capital High Quality Income Fund	5,538,861	—	—	5,538,861

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(7)	Distributions to Shareholders and Tax Components of Capital (Continued)

As of July 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Net Unrealized Appreciation / (Depreciation)	Total Accumulated Deficit
Leader Capital Short Term High Yield Bond Fund	$70,471	$—	$(83,478,008)	$—	$(252,164)	$(83,659,701)
Leader Capital High Quality Income Fund	155,105	—	(50,719,519)	—	7,850,801	(42,713,613)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for partnerships, trust preferred securities and perpetual bonds.

At July 31, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

Fund	Short-Term	Long-Term	Capital Loss Carryforward Limitation	Total	Capital Loss Carryforward Utilized
Leader Capital Short Term High Yield Bond Fund	$30,490,286	$52,987,722	$—	$83,478,008	$—
Leader Capital High Quality Income Fund	17,288,577	564,886	32,866,056	50,719,519	—

During the fiscal year ended May 31, 2021, as a result of the acquisition of another fund, the High Quality Fund acquired $15,574,823 and $1,535,671 of short-term and long-term capital loss carryover, respectively, which is available to offset future capital gains. In addition, as a result of a change in control due to the merger, the Fund is subject to an annual limitation of $165,586 (prorated in the initial year) under tax rules.

In accordance with GAAP, the Funds may record reclassifications in the capital accounts, if necessary. These reclassifications have no impact on the NAV of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. There were no reclassifications made as of July 31, 2024.

(8)	Affiliated Transactions

The term “affiliated company’ includes other investment companies managed by a Fund’s adviser. At July 31, 2024 the High Quality Fund held the following investment in High Yield, which is an affiliated Fund:

Issuer	Beginning Fair Value at 7/31/2023	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation / (Depreciation)	Ending Fair Value at 7/31/2024	Investment Income	Realized Gain/(Loss)	Net Capital Gain Distributions
Leader Capital Short Term High Yield Bond Fund, Institutional Class	$—	$20,016,675	$—	$(724,047)	$19,292,628	$195,248	$—	$—
	$—	$20,016,675	$—	$(724,047)	$19,292,628	$195,248	$—	$—

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(9)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically - typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008, the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Valuation Designee believes 92% of par value accurately reflects the market value of the ARPS held by the High Yield Fund as of July 31, 2024, and because of the failed Dutch auction process, believes they are presently illiquid. As of July 31, 2024, the ARPS are fair valued based on the Trust’s Procedures as stated in Note 2. Although the Valuation Designee believes that 92% of par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive the market value currently ascribed to these securities. As of July 31, 2024, the High Yield Fund held $1,035,000 or 1.0% of its net assets in preferred stock that resulted from conversion of ARPS.

(10)	Underlying Investments in Other Investment Companies

Each Fund currently invests a portion of its assets in First American Government Obligations Fund Institutional Class shares (“FGXXX”). The Funds may redeem its investment from FGXXX at any time if the Adviser determines that it is in the best interest of the Funds’ and its shareholders’ to do so.

The performance of the Funds will be directly affected by the performance of FGXXX. The financial statements of the FGXXX, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website (the “SEC”) www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of July 31, 2024, the percentage of the High Yield Fund and the High Quality Fund’s net assets invested in FGXXX was 4.5% and 11.4%, respectively.

(11)	Market Disruption and Geopolitical Events

Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics, or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Fund’s investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Fund’s investments.

(12)	Litigation and Other Material Events

The Trust, on behalf of the High Quality Fund, filed a complaint in the District Court of Clark County, Nevada on September 1, 2023, against Boxabl Inc. and two of its principals (collectively, “Boxabl”). The claims arise from Boxabl’s failure to lift the restrictive legend on private securities timely. The High Quality Fund asserts that Boxabl’s failure resulted in losses of more than $15,000, the minimum amount required to bring the lawsuit in Nevada state court. Boxabl answered the complaint on October 2, 2023. On October 5, 2023, the Trust amended its complaint to add Boxabl’s transfer agent, Transfer Online, Inc. The defendants answered the amended complaint on November 21, 2023. The parties are in discovery, which is expected to close in on February 3, 2025. A bench trial is set for June 30, 2025.

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(12)	Litigation and Other Material Events (Continued)

Litigation counsel to the High Quality Fund does not believe that it is possible, at this stage in the proceedings, to predict with any reasonable certainty the probable outcome of the litigation or quantify the amount that the High Quality Fund may recover. Until the High Quality Fund can do so, the Fund will maintain its valuation of Boxabl. If the Fund recovers the full amount it seeks, the amount would have an impact of approximately $0.03 on the High Quality Fund’s NAV.

The lawyers’ fees and costs relating to the litigation are expenses of the High Quality Fund and are incurred like other expenses. Currently, the High Quality Fund cannot reasonably estimate the costs associated with the litigation. Therefore, at this time, those purchasing or redeeming shares of the High Quality Fund will pay or receive, as applicable, a price based on the NAV of the Fund with no recorded expenses relating to the litigation, until those expenses are known.

(13)	Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. The evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than below.

After the fiscal year ended July 31, 2024, management and the adviser identified a material error in the fair value of the corporate bond issued by VTB Bank Public Joint Stock Company (“VTB”), a Russian entity held in the High Yield Fund, which was affected by economic sanction imposed by the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) because of Russia’s military invasion of Ukraine in 2022. The sanctions were announced on February 24, 2022, and took effect on March 26, 2022, subject to certain exemption until May 25, 2022. As of February 22, 2022, the error became material.

The Adviser and the Board determined it was appropriate to change the fair value of the VTB corporate bond. These fair value revisions had the effect of changing the NAV per share at which shareholder subscriptions and redemptions were executed from February 22, 2022 through August 14, 2024 (the “Error Period”). Under the Trust’s NAV error policy, the High Yield Fund intends to reprocess shareholder transactions effected, which will include adjusting existing shareholder accounts to issues additional shares attributable to purchases made during the Error Period. The Adviser is responsible for any shortfall to the High Yield Fund. Additionally, the Adviser will reimburse the Fund for any additional expenses related to correcting the error and reprocessing shareholder transactions. Accordingly, the Adviser will contribute $1,162,979 to the High Yield Fund to compensate shareholders and the Fund for harm caused by the mispricing of the VTB corporate bond.

The accompanying financial statements of the Fund for the year ended July 31, 2024, have been restated from amounts previously reported to correct the error.

On August 30, 2024, the Funds declared distributions from ordinary income to shareholders of record as of August 29, 2024, payable August 30, 2024, as follows:

Fund	Class	Ticker	Ordinary Income	Per Share Amount
Leader Capital Short Term High Yield Bond Fund	Investor	LCCMX	$266,589	$0.07
Leader Capital Short Term High Yield Bond Fund	Institutional	LCCIX	$651,622	$0.08
Leader Capital High Quality Income Fund	Investor	LCTRX	$351,827	$0.06
Leader Capital High Quality Income Fund	Institutional	LCTIX	$4,428,444	$0.06
Leader Capital High Quality Income Fund	Class A	LCATX	$31,786	$0.06

Leader Funds Trust
Notes to the Financial Statements (Continued)

July 31, 2024

(13)	Subsequent Events (Continued)

On September 30, 2024, the Funds declared distributions from ordinary income to shareholders of record as of September 29, 2024, payable September 30, 2024, as follows:

Fund	Class	Ticker	Ordinary Income	Per Share Amount
Leader Capital Short Term High Yield Bond Fund	Investor	LCCMX	$266,881	$0.07
Leader Capital Short Term High Yield Bond Fund	Institutional	LCCIX	$629,132	$0.08
Leader Capital High Quality Income Fund	Investor	LCTRX	$330,808	$0.06
Leader Capital High Quality Income Fund	Institutional	LCTIX	$4,500,454	$0.06
Leader Capital High Quality Income Fund	Class A	LCATX	$33,396	$0.06

On October 31, 2024, the Funds declared distributions from ordinary income to shareholders of record as of October 30, 2024, payable October 31, 2024, as follows:

Fund	Class	Ticker	Ordinary Income	Per Share Amount
Leader Capital Short Term High Yield Bond Fund	Investor	LCCMX	$266,881	$0.07
Leader Capital Short Term High Yield Bond Fund	Institutional	LCCIX	$621,943	$0.08
Leader Capital High Quality Income Fund	Investor	LCTRX	$319,813	$0.06
Leader Capital High Quality Income Fund	Institutional	LCTIX	$4,575,169	$0.06
Leader Capital High Quality Income Fund	Class A	LCATX	$33,909	$0.06

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Leader Funds Trust and Shareholders of
Leader Capital Short Term High Yield Bond Fund and Leader Capital High Quality Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Leader Capital Short Term High Yield Bond Fund and Leader Capital High Quality Income Fund, (collectively the “Funds”), each a series of the Leader Funds Trust (the “Trust”) including the schedules of investments, as of July 31, 2024, the related statements of operations, the statements of changes in net assets, the related notes (collectively referred to as the “financial statements”), and the financial highlights for the periods indicated in the table below.

The financial highlights for each of the years in the two-year period ended May 31, 2021, were audited by other auditors whose opinion dated July 30, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Funds, as of July 31, 2024, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Leader Capital Short Term High Yield Bond Fund	For the year ended July 31, 2024	For the year ended July 31, 2024, and the period May 31, 2023 through July 31, 2023, and the year ended May 31, 2023	For the year ended July 31, 2024, and the period May 31, 2023 through July 31, 2023, and the years ended May 31, 2023 and May 31, 2022
Leader Capital High Quality Income Fund	For the year ended July 31, 2024	For the year ended July 31, 2024, and the period May 31, 2023 through July 31, 2023 and the year ended May 31, 2023	For the year ended July 31, 2024, and the period May 31, 2023 through July 31, 2023, and the years ended May 31, 2023 and May 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of July 31, 2024, by correspondence with the custodian and brokers; when replies were

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for the Leader Funds Trust since 2022
Huntingdon Valley, Pennsylvania
November 26, 2024

Leader Funds Trust
Supplemental Information (Unaudited)

July 31, 2024

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 844-434-6843 and on the SEC website www.sec.gov. The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request, by calling 844-434-6843, on the SEC’s website www.sec.gov.

Quarterly Portfolio Schedule

The Fund also files a complete schedule of portfolio holdings with the SEC for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

INVESTMENT ADVISOR
Leader Capital Corp.
315 W. Mill Plain Blvd., Suite 204
Vancouver, WA 98660

DISTRIBUTOR
Vigilant Distributors, LLC
223 Wilmington West Chester Pike, Suite 216
Chadds Ford, PA 19317

LEGAL COUNSEL
FinTech Law, LLC
6224 Turpin Hills Dr.
Cincinnati, OH 45244

ADMINISTRATOR
Gryphon Fund Group
3000 Auburn Drive, Suite 410
Beachwood, OH 44122

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
2617 Huntingdon Pike
Huntingdon, PA 19006

Leader Funds Trust
Supplemental Information (Unaudited) (Continued)

July 31, 2024

The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 3000 Auburn Drive, Suite 410, Beachwood, OH 44122.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Martin Kehoe - 1961	Trustee Since 2019	Owner of Kehoe Northwest Properties, a real estate development company, from 2001 – present	2	None
Raymond A. Davis - 1974	Trustee Since 2019	Author and government contractor (security and intelligence related services), 2005 – present	2	None

Interested Trustee and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John E. Lekas -1958	Trustee Since 2019 and Chairman of the Board since 2022; President since 2019; Treasurer from 2019 to 2022	President, Chief Executive Officer and Senior Portfolio Manager at the Advisor, 1997 – present	2	None
Christopher MacLaren -1978	Treasurer since June 2022	Managing Member of Gryphon Fund Group, 2021 – present; Managing Director of Fund Administration and Accounting, Winbridge Partners, LLC, 2018 - 2021; President, IDX Funds Trust, 2021 – present	N/A	N/A
Jessica Roeper - 1981	Compliance Officer and Anti Money Laundering Officer Since 2022	Senior Compliance Officer CCO Technology, LLC (d/b/a Joot), 2021 – present	N/A	N/A

Leader Funds Trust
Supplemental Information (Unaudited) (Continued)

July 31, 2024

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Bo Howell - 1981	Secretary Since 2022	Managing Partner, FinTech Law, LLC, 2022 – present; CEO of CCO Technology, LLC (d/b/a Joot), 2018 – present; Shareholder, Strauss Troy Co., LPA, 2020 – 2022; Partner, Practus LLP, 2018 – 2020	N/A	CCO Technology, LLC (d/b/a Joot), 2020 – present

**	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

Please note that additional information about the trustees is included in the Statement of Additional Information.

Tailored Shareholder Reports

Beginning in July 2024, as required by regulations adopted by the SEC, the Fund will be producing a Tailored Shareholder Report, which, together with Form N-CSR, will replace the current Annual and Semi-Annual reports that investors receive today. The Tailored Shareholder Report is intended to make the content more concise and easier for investors to understand. These new reports will include class-specific information, such as simplified expense presentation, fund performance details including returns, graphical representation of holdings, and material changes from the prior year to help investors monitor their fund by share class.

There is no action needed on your part:

●	If you currently elect to receive shareholder reports electronically, you will receive the new Tailored Shareholder Report in this way.

●	If you currently receive printed reports or postcard notices via mail, the new Tailored Shareholder Report will be mailed to you.

Detailed information (such as complete financial statements) will not be included in the Tailored Shareholder Report but will be available online, and if requested, delivered via email or in paper free of charge. This detailed information will be filed on a semi-annual basis on Form N-CSR. Please contact your financial intermediary to inform them if you wish to receive paper or email copies of the more detailed information and whether this will apply to all funds held with your financial intermediary.

PRIVACY NOTICE

LEADER FUNDS TRUST

March 2019

FACTS	WHAT DOES LEADER FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

● Social Security number and wire transfer instructions

● account transactions and transaction history

● investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Leader Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Leader Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-(800) 711-9164

What we do:
How does Leader Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Leader Funds Trust collect my personal information?

We collect your personal information, for example, when you

● open an account or deposit money

● direct us to buy securities or direct us to sell your securities

● seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● sharing for affiliates’ everyday business purposes – information about your creditworthiness.

● affiliates from using your information to market to you.

● sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Leader Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Leader Funds Trust doesn’t jointly market.

THIS PAGE INTENTIONALLY LEFT BLANK

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There is nothing to report for this tiem.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There is nothing to report for this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the report to shareholders filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N- CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-Ended Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

None.

Item 19. Exhibits.

(a)	(1) Code of Ethics filed herewith.
(a)	(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.
(a)	(3) Not applicable for open-end investment companies.
(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leader Funds Trust

/s/ John Lekas
By John Lekas
Principal Executive Officer
Date: November 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ John Lekas
By John Lekas
Principal Executive Officer
Date: November 26, 2024

/s/ Christopher MacLaren
By Christopher MacLaren
Treasurer and Principal Financial Officer
Date: November 26, 2024